Consolidated Statement of Shareholders' Equity - USD ($)	Total	Common Stock, No par value [Member]	Treasury Stock	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Total Equity Domain [Member]
Total equity	$ 10,028,371,000	$ 385,215,000	$ (505,014,000)	$ 3,546,075,000	$ 7,104,780,000	$ (1,087,743,000)	$ 9,443,313,000	$ 585,058,000	$ 10,028,371,000
Shares issued		311,104,251	(7,548,951)
Proceeds from exercise of options and related tax effects		$ 1,947,000		87,065,000			89,012,000		89,012,000
Shares from exercise of options and related tax effects		1,758,820
Compensation expense related to stock options				12,323,000			12,323,000		12,323,000
Vested Subsidiary Stock Option Plans				(4,613,000)			(4,613,000)		(4,613,000)
Dividends paid					(263,244,000)		(263,244,000)		(263,244,000)
Purchase (sale) of noncontrolling interests				7,461,000			7,461,000	7,169,000	14,630,000
Cash contributions from noncontrolling interests								(100,852,000)	(100,852,000)
Expiration Of Put Provisions								(5,206,000)	(5,206,000)
Changes in fair value of noncontrolling interests				(178,003,000)			(178,003,000)		(178,003,000)
Comprehensive income (loss)
Net Income					1,029,445,000		1,029,445,000	124,577,000	1,154,022,000
Other comprehensive income (loss) - net						(248,552,000)	(248,552,000)	(1,888,000)	(250,440,000)
Total comprehensive income							780,893,000	122,689,000	903,582,000
Total equity	$ 10,496,000,000	$ 387,162,000	$ (505,014,000)	3,470,308,000	7,870,981,000	(1,336,295,000)	9,887,142,000	608,858,000	10,496,000,000
Shares issued		312,863,071	(7,548,951)
Proceeds from exercise of options and related tax effects		$ 490,000		20,835,000			21,325,000		21,325,000
Shares from exercise of options and related tax effects		435,469
Compensation expense related to stock options				8,205,000			8,205,000		8,205,000
Vested Subsidiary Stock Option Plans				(4,351,000)			(4,351,000)		(4,351,000)
Treasury stock shares retired	6,549,000	(6,549,000)	6,549,000
Treasury Shares Withdrawn Value		$ (7,217,000)	$ 368,038,000	(360,821,000)
Dividends paid					(277,176,000)		(277,176,000)		(277,176,000)
Purchase (sale) of noncontrolling interests				22,776,000			22,776,000	22,895,000	45,671,000
Cash contributions from noncontrolling interests								(45,090,000)	(45,090,000)
Expiration Of Put Provisions								3,848,000	3,848,000
Changes in fair value of noncontrolling interests				(131,250,000)			(131,250,000)		(131,250,000)
Net Income					521,966,000		521,966,000	56,073,000	578,039,000
Other comprehensive income (loss) - net						131,354,000	131,354,000	2,460,000	133,814,000
Total comprehensive income							653,320,000	58,533,000	711,853,000
Total equity	$ 10,829,035,000	$ 380,435,000	$ (136,976,000)	3,025,702,000	8,115,771,000	(1,204,941,000)	10,179,991,000	649,044,000	10,829,035,000
Shares issued		306,749,540	(999,951)
Shareholders equity ending balance		$ 380,435,000	$ (136,976,000)	$ 3,025,702,000	$ 8,115,771,000	$ (1,204,941,000)	$ 10,179,991,000	$ 649,044,000	$ 10,829,035,000